Derivative Instruments Accounted for at Fair Value	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Accounted for at Fair Value
3. Derivative Instruments Accounted for at Fair Value
The Company uses derivative instruments in accordance with its overall risk management policy to mitigate our risk to the effects of unfavorable fluctuations in foreign exchange and interest rate movements.
The Company held no derivatives designated as hedges as of December 31, 2019 and 2020.
Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
On July 2, 2020, the Company entered into
floating-to-fixed
interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility. The interest rate receivable by the Company under these interest rate swap agreements is
3-month
LIBOR, calculated on a
360-day
year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility. The interest rate payable by the Company under these interest rate swap agreements is 0.369% and 0.3615% per annum to ING and SocGen respectively, calculated on a
360-day
year basis.
The interest rate swaps are remeasured to fair value at each reporting date and have been categorized as level two on the fair value measurement hierarchy.
The fair value of these
non-designated
derivative instruments is presented as a
non-current
liability in the Company’s consolidated balance sheets and the change in fair value is presented in the consolidated statements of operations. As of December 31, 2020, the interest rate swaps had a fair value liability of $0.1 million and unrealized losses of $0.06 million and $0.05 million on the fair value of the swaps with ING and SocGen, respectively for the year ended December 31, 2020. The remeasurement to fair value has no impact on the cash flows at the reporting date. There is no requirement for cash collateral to be placed with the swap providers under these swap agreements and there is no effect on restricted cash as of December 31, 2020.
The Company entered into a cross-currency interest rate swap agreement concurrently with the issuance of its NOK denominated senior secured bonds (please read Note 11—Senior Secured Bond to our consolidated financial statements) and pursuant to this swap, the Company receives the principal amount of NOK 600 million in exchange for a payment of a fixed amount of $71.7 million on the maturity date of the swap.
In addition, at each quarterly interest payment date, the cross-currency interest rate swap exchanges a receipt of floating interest of6.0% plus
3-month
NIBORon NOK 600 million for a U.S. Dollar payment of floating interest of 6.608% plus
3-month
U.S. LIBORon the $71.7 million principal amount. The purpose of the cross-currency interest rate swap is to economically hedge the foreign currency exposure on the payments of interest and principal of the Company’s NOK denominated 2018 Bonds due to mature in 2023.
The cross-currency interest rate swap is remeasured to fair value at each reporting date and has been categorized as level two on the fair value measurement hierarchy.
The fair value of this
non-designated
derivative instrument is presented in the Company’s consolidated balance sheets and the change in fair value is presented in the consolidated statements of operations. As of December 31, 2020, the cross-currency interest rate swap had a fair value liability of $2.9 million and an unrealized gain of $2.9 million (December 31, 2019, a fair value liability of $5.8 million and an unrealized loss of $0.6 million; December 31, 2018: unrealized losses of $5.2 million).
The remeasurement to fair value has no impact on the cash flows at the reporting date except for the effect on restricted cash. Amounts included in restricted cash represent those required to be set aside as collateral by a contractual agreement with a banking institution for the forecast future liability on the cross-currency interest rate swap agreement at the reporting date. The Company has not offset the fair value of the derivative with the cash collateral account notwithstanding there is a master netting agreement in place. Please read Note 19 —Derivative Instruments and Note 20— Cash, Cash Equivalents and Restricted Cash to our consolidated financial statements.
The fair values of our interest rate swap agreements and the cross-currency interest rate swap is the estimated amount that we would pay to sell or transfer the swap at the reporting date, taking into account current interest rates and the current credit worthiness of the swap counterparties, in addition to foreign exchange rates for the cross currency swap agreement. The estimated amount is the present value of future cash flows, adjusted for credit risk. The Company transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. It is possible that the amount recorded as a derivative asset or liability could vary by a material amount in the near term if there is volatility in the credit markets or if credit risk were to change significantly.
The fair value of our interest rate swap agreements and cross-currency interest rate swap agreement at the end of each period is most significantly affected by the interest rate implied by the benchmark interest yield curve, including its relative steepness and the forward foreign exchange rates respectively. Interest rates and foreign exchange rates have experienced significant volatility in recent years in both the short and long term. While the fair value of our swap agreements is typically more sensitive to changes in short-term rates, significant changes in the long-term benchmark interest, foreign exchange rates and the credit risk of the counterparties or the Company also materially impact the fair values of our swap agreements.
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as at December 31, 2019 and 2020.

		December 31, 2019	December 31, 2020
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cross-currency interest rate swap agreement	Level 2	$(5,769)	$(2,896)
Interest rate swap agreements	Level 2	—	(111)